SHARE-BASED COMPENSATION - Additional information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 16,000,000.0	$ 600,000	$ 99,300,000	$ 1,200,000	$ 67,500,000	$ 3,000,000.0
Conversion of share-based awards			$ 68,100,000
Shares reserved for issuance	15,000,000		15,000,000
Management Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 12,100,000	500,000	$ 60,800,000	1,100,000	67,500,000	$ 3,000,000.0
Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,200,000	$ 0	29,700,000	$ 0	$ 0
Additional Paid-in Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of share-based awards			68,100,000
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	1,800,000		6,300,000
Cash-settled restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 900,000		$ 2,500,000
Vesting period			3 years